Consolidated Statements Of Comprehensive (Loss) Income (Parenthetical)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, net
Other comprehensive (loss) income, net